SHAREHOLDERS' EQUITY (Details 5) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Allocated Share-based Compensation Expense	$ 385	$ 20	$ (95)
Research and Development Expense [Member]
Allocated Share-based Compensation Expense	(2)	0	7
General and Administrative Expense [Member]
Allocated Share-based Compensation Expense	469	140	0
Financial Income Net [Member]
Allocated Share-based Compensation Expense	$ (82)	$ (120)	$ (102)